FINANCIAL INSTRUMENTS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Financial Instruments [Line Items]
Cash and cash equivalents	$ 1,216,675	$ 1,714,761
Other financial assets, current	503,515	174,819
Trade and others accounts receivable, current	1,008,109	1,385,910
Accounts receivable from related entities, current	19,523	28
Other financial assets, non current	15,517	34,485
Accounts receivable, non current	12,743	12,949
Total	2,776,082	3,322,952
Other financial liabilities, current	802,841	596,063
Trade and others accounts payable, current	1,627,992	1,765,279
Accounts payable to related entities	12	7,444
Other financial liabilities, non-current	5,979,039	6,341,669
Accounts payable, non-current		418,587
Accounts payable, non-current	326,284
Total	8,736,168	9,129,042
Amortized cost	340,008
Measured at amortized cost
Financial Instruments [Line Items]
Cash and cash equivalents	1,121,223	1,625,055
Other financial assets, current	481,637	152,683
Trade and others accounts receivable, current	1,008,109	1,385,910
Accounts receivable from related entities, current	19,523	28
Other financial assets, non current	15,517	34,485
Accounts receivable, non current	12,743	12,949
Total	2,658,752	3,211,110
Other financial liabilities, current	802,841	594,519
Trade and others accounts payable, current	1,627,992	1,765,279
Accounts payable to related entities	12	7,444
Other financial liabilities, non-current	5,979,039	6,341,669
Accounts payable, non-current		418,587
Accounts payable, non-current	326,284
Total	8,736,168	9,127,498
At fair value with changes in results
Financial Instruments [Line Items]
Cash and cash equivalents	95,452	89,706
Other financial assets, current	277	0
Trade and others accounts receivable, current	0	0
Accounts receivable from related entities, current	0	0
Other financial assets, non current	0	0
Accounts receivable, non current	0	0
Total	95,729	89,706
Other financial liabilities, current	0	0
Trade and others accounts payable, current	0	0
Accounts payable to related entities	0	0
Other financial liabilities, non-current	0	0
Accounts payable, non-current		0
Accounts payable, non-current	0
Total	0	0
Hedge derivatives
Financial Instruments [Line Items]
Cash and cash equivalents	0	0
Other financial assets, current	21,601	22,136
Trade and others accounts receivable, current	0	0
Accounts receivable from related entities, current	0	0
Other financial assets, non current	0	0
Accounts receivable, non current	0	0
Total	21,601	22,136
Other financial liabilities, current	0	1,544
Trade and others accounts payable, current	0	0
Accounts payable to related entities	0	0
Other financial liabilities, non-current	0	0
Accounts payable, non-current		0
Accounts payable, non-current	0
Total	$ 0	$ 1,544